(LOSS) PER SHARE	9 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
(LOSS) PER SHARE

NOTE 16. (LOSS) PER SHARE

Basic earnings per share ("EPS") is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Basic earnings per share ("EPS") is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (dollars in thousands, except per share amounts):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2021	2020	2021	2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(3,512)	$(1,184)	$(9,553)	$(4,335)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,344	12,031	12,966	11,619
Basic and diluted (loss) per share (Actual)	$(0.26)	$(0.10)	$(0.74)	$(0.37)

The inclusion of the Company's stock options, restricted stock units and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the three and nine months ended December 31, 2021, and 2020. The following table reflects the outstanding securities by year that would have an anti-dilutive effect on loss per share, and accordingly, were excluded from the calculation.

	As of December 31,
	2021	2020
Stock options	868,000	–
Restricted stock units	243,000	–
Warrants	33,888	–

Inclusion of outstanding options or other common stock equivalents in the computation of diluted loss per share would have an anti-dilutive effect on the loss per share and are therefore excluded from the computation. Consequently, there is no difference between loss per share and diluted loss per share.